Fees Summary	Oct. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 899,000
Previously Paid Amount	0.00
Total Fee Amount	78.21
Total Offset Amount	0.00
Net Fee	78.21
Narrative - Max Aggregate Offering Price	$ 899,000
Final Prospectus	true